Organization and Principal Activities (Details) - USD ($)		6 Months Ended
	Nov. 07, 2025	Jun. 30, 2026	Dec. 31, 2025	Nov. 30, 2025
Organization and Principal Activities [Line Items]
Incorporated date		Sep. 12, 2023
Percentage of remaining interest		0.80%
Ordinary shares par value (in Dollars per share)		$ 0.0008	$ 0.0008
Price per unit (in Dollars per share)		$ 4.97
Warrants expire				5 years
Warrant [Member]
Organization and Principal Activities [Line Items]
Warrants expire	5 years
Profit Sail Int’l Express (H.K.) Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest		99.20%
Common Stock [Member]
Organization and Principal Activities [Line Items]
Exercise price per share (in Dollars per share)	$ 2.16
Private Placement [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.0008
Number of shares issued (in Shares)	5,332,216
Price per unit (in Dollars per share)	$ 1.8
Additional ordinary shares (in Shares)	10,664,432
Gross amount of proceeds from ordinary shares (in Dollars)	$ 9,597,989
Net proceeds of deducting placement (in Dollars)	$ 8,574,364
Private Placement [Member] | Pre-Funded Warrant [Member]
Organization and Principal Activities [Line Items]
Number of shares (in Shares)	1
Private Placement [Member] | Warrant [Member]
Organization and Principal Activities [Line Items]
Number of shares issued (in Shares)	5,332,216
Number of shares (in Shares)	1
Private Placement [Member] | Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Number of shares (in Shares)	1
Purchase ordinary shares (in Shares)	2
Business Great Global Supply Chain Limited [Member]
Organization and Principal Activities [Line Items]
Ownership percent		100.00%